Consolidated statements of shareholders equity - unaudited (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Beginning Balance at May. 22, 2007	$ 12,909,530	$ 28,190	$ (13,514,818)		$ (577,098)
Beginning Balance (Shares) at May. 22, 2007	11,029,389
Net Loss				(639,925)	(639,925)
Shares issued for cash private placement	982,322				982,322
Shares issued for cash private placement (Shares)	10,246,398
Shares issued for cash warrants exercised	294,325				294,325
Shares issued for cash warrants exercised (Shares)	2,800,000
Shares issued to acquire unproven mineral properties	34,402				34,402
Shares issued to acquire unproven mineral properties (Shares)	300,000
Shares issued for cash option exercise	47,474				47,474
Shares issued for cash option exercise (Shares)	621,000
Stock-based compensation		267,286			267,286
Ending Balance at Feb. 28, 2008	14,268,053	295,476	(13,514,818)	(639,925)	408,786
Ending Balance (Shares) at Feb. 28, 2008	24,996,787
Beginning Balance at Feb. 29, 2008
Net Loss				(1,114,326)	(1,114,326)
Shares issued for cash warrants exercised	670,195				670,195
Shares issued to acquire unproven mineral properties	81,504				81,504
Shares issued to acquire unproven mineral properties (Shares)	225,000
Shares issued for cash option exercise (Shares)	5,557,738
Share issue costs	(48,680)	61,578			12,898
Share issue costs (Shares)	100,000
Stock-based compensation		174,784			174,784
Ending Balance at Feb. 28, 2009	14,971,072	531,838	(13,514,818)	(1,754,251)	233,841
Ending Balance (Shares) at Feb. 28, 2009	30,879,525
Net Loss				(996,441)	(996,441)
Shares issued for cash private placement	491,933				491,933
Shares issued for cash private placement (Shares)	4,971,136
Transfer to derivative liability warrants issued	(359,669)				(359,669)
Share issue costs cash	(37,654)				(37,654)
Share issue costs warrants issued to finders	(26,505)	26,505
Cancelled shares (Shares)	(106)
Shares issued to acquire unproven mineral properties	244,142				244,142
Shares issued to acquire unproven mineral properties (Shares)	2,931,000
Stock-based compensation		170,281			170,281
Ending Balance at Feb. 28, 2010	15,283,319	728,624	(13,514,818)	(2,750,692)	(253,567)
Ending Balance (Shares) at Feb. 28, 2010	38,781,555
Net Loss				(31,208,831)	(31,208,831)
Shares issued for cash private placement	8,389,473				8,389,473
Shares issued for cash private placement (Shares)	51,411,839
Transfer to derivative liability warrants issued	(9,688,049)				(9,688,049)
Share issue costs cash	(121,888)				(121,888)
Share issue costs warrants issued to finders	(9,853)	9,853
Shares issued for cash warrants exercised	3,988,062				3,988,062
Shares issued for cash warrants exercised (Shares)	19,574,138
Shares issued to acquire unproven mineral properties	433,343				433,343
Shares issued to acquire unproven mineral properties (Shares)	6,000,000
Shares issued for cash option exercise	752,110				752,110
Shares issued for cash option exercise (Shares)	5,686,000
Transfer from derivative liability warrants exercised	5,288,864				5,288,864
Stock-based compensation		6,217,121			6,217,121
Ending Balance at Feb. 28, 2011	24,315,381	6,955,598	(13,514,818)	(33,959,523)	(16,203,362)
Ending Balance (Shares) at Feb. 28, 2011	121,453,532
Net Loss				8,505,659	8,505,659
Shares issued for cash private placement	7,537,877				7,537,877
Shares issued for cash private placement (Shares)	41,666,425
Transfer to derivative liability warrants issued	(3,668,077)				(3,668,077)
Share issue costs cash	(67,336)				(67,336)
Share issue costs warrants issued to finders	(32,700)	32,700
Shares issued for cash warrants exercised	319,105				319,105
Shares issued for cash warrants exercised (Shares)	2,275,000
Shares issued to acquire unproven mineral properties	669,384				669,384
Shares issued to acquire unproven mineral properties (Shares)	1,000,000
Shares issued for cash option exercise	538,365				538,365
Shares issued for cash option exercise (Shares)	2,928,750
Transfer from derivative liability warrants exercised	1,674,607				1,674,607
Stock-based compensation		4,063,925			4,063,925
Ending Balance at Feb. 29, 2012	31,286,606	11,052,223	(13,514,818)	(25,453,864)	3,370,147
Ending Balance (Shares) at Feb. 29, 2012	169,323,707
Net Loss				(3,583,102)	(3,583,102)
Shares issued for cash warrants exercised	962,613				962,613
Shares issued for cash warrants exercised (Shares)	9,602,701
Shares issued to acquire unproven mineral properties	317,531				317,531
Shares issued to acquire unproven mineral properties (Shares)	1,650,000
Subscriptions received	128,100				128,100
Transfer from derivative liability warrants exercised	751,691				751,691
Stock-based compensation		99,258			99,258
Ending Balance at Nov. 30, 2012	$ 33,446,541	$ 11,151,481	$ (13,514,818)	$ (29,036,966)	$ 2,046,238
Ending Balance (Shares) at Nov. 30, 2012	180,576,408